Goodwill And Intangible Assets (Expected Amortization Expense Of Intangibles) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 14
2019	14
2020	14
2021	10
2022	9
Beyond 2022	$ 117